Warrants	12 Months Ended
Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Warrants
7. Warrants
Assumed Public Warrants and Private Placement Warrants
Following the consummation of the Business Combination, holders of the public warrants and private placement warrants are entitled to acquire common stock of the Company. The warrants became exercisable on January 12, 2022, which is 12 months from the closing of the LWAC’s initial public offering. Each warrant entitles the registered holder to purchase one share of common stock at an exercise price of $287.50 per share. The public warrants and private placement warrants will expire on August 25, 2026, which is five years after the completion of the Business Combination.

Once the public warrants and private placement warrants became exercisable, the Company has the right to redeem the outstanding warrants in whole and not in part at a price of $0.25 per warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the common stock equals or exceeds $450.00 per share for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
The private placement warrants are identical to the public warrants except that, so long as they are held by the sponsor or its permitted transferees: (i) they will not be redeemable by the Company; (ii) they may be exercised by the holders on a cashless basis; and (iii) they are subject to registration rights.
Private placement warrants are liability-classified (See Note 3) and the public warrants are equity-classified. The following table summarizes the number of outstanding public warrants and private placement warrants and the corresponding exercise price as of December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022	Exercise Price	Expiration Date
Public warrants	233,332	233,332	$287.50	August 24, 2026
Private placement warrants	7,266	7,266	$287.50	August 24, 2026
Warrants—Registered Direct Offerings
In May 2023, the Company completed a registered direct offering (“May 2023 Registered Direct Offering”) which included the issuance of 270,015 shares of common stock in the form of pre-funded
warrants with a purchase price of $16.35 per share and an exercise price of $0.025 (the “May 2023
Pre-Funded
Warrants”). The May 2023
Pre-Funded
Warrants were immediately exercised. Additionally, in a concurrent private placement, the Company issued warrants to purchase up to 458,015 shares of common stock (the “May 2023 Common Stock Warrants”) with an exercise price of $13.25 per share. The May 2023 Common Stock Warrants will expire on November 30, 2028, which is five and one-half
years from the issuance date. Further, the Company issued warrants to designees of the placement agent to purchase up to 32,060 shares of common stock (“May 2023 Placement Agent Warrants”) with an exercise price of $20.47 per share. The May 2023 Placement Agent Warrants will expire on May 26, 2028, which is five years following the commencement of sales in the May 2023 Registered Direct Offering. See Note 8 for additional detail surrounding the May 2023 Registered Direct Offering.
In June 2023, the Company completed a registered direct offering (“June 2023 Registered Direct Offering”) which included the issuance of 72,578 shares of common stock in the form of pre-funded
warrants with a purchase price of $28.10 per share and an exercise price of $0.025 (the “June 2023
Pre-Funded
Warrants”). The June 2023
Pre-Funded
Warrants were immediately exercised. Additionally, in a concurrent private placement, the Company issued warrants to purchase up to 310,577 shares of common stock (the “June 2023 Common Stock Warrants”) with an exercise price of $25.00 per share. The June 2023 Common Stock Warrants will expire on December 8, 2028, which is five and one-half
years from the issuance date. Further, the Company issued warrants to designees of the placement agent to purchase up to 21,739 shares of common stock (“June 2023 Placement Agent Warrants”) with an exercise price of $35.1575 per share. The June 2023 Placement Agent Warrants will expire on June 6, 2028, which is five years following the commencement of sales in the June 2023 Registered Direct Offering. See Note 8 for additional detail surrounding the June 2023 Registered Direct Offering.

The common stock warrants and placement agent warrants are equity-classified. The following table summarizes the number of outstanding common stock warrants and placement agent warrants and the corresponding exercise price as of December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022	Exercise Price	Expiration Date
May 2023 Common Stock Warrants	458,015	—	$13.25	November 30, 2028
May 2023 Placement Agent Warrants	32,060	—	$20.47	May 26, 2028
June 2023 Common Stock Warrants	310,577	—	$25.00	December 8, 2028
June 2023 Placement Agent Warrants	21,739	—	$35.1575	June 6, 2028